SEGMENT INFORMATION (Schedule of Reportable Operating Segments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues		$ 47,696		$ 50,391		$ 47,103
Cost of revenues	[1]	17,569		19,527		18,265
Gross profit	[1]	30,127		30,864		28,838
Operating expenses		29,172	[2]	23,057	[1]	20,301	[3]
Depreciation and amortization		2,727		2,327		2,308
Secondary offering expenses						393
Share-based compensation expense		2,580		1,633		852
Business development related expenses		554
Provision for bad debt related to payment intermediator		935	[4]			245
Operating Income (Loss)		(3,114)		6,174		7,292
Financial income - net		257		471		499
INCOME (LOSS) BEFORE TAXES ON INCOME		(2,857)		6,645		7,791
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues		60,872		62,634		61,456
Cost of revenues	[1]	30,229		31,192		32,040
Gross profit	[1]	30,643		31,442		29,416
Operating expenses		29,172	[2]	23,060	[1]	20,304	[3]
Depreciation and amortization		2,727		2,327		2,308
Intersegment Eliminations [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	[5]	(13,176)		(12,243)		(14,353)
Cost of revenues	[1],[5]	(12,660)		(11,665)		(13,775)
Gross profit	[1],[5]	(516)		(578)		(578)
Operating expenses	[5]			(3)	[1]	(3)	[3]
Nutrition [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues		49,658		54,163		55,815
Cost of revenues	[1]	27,847		29,686		30,605
Gross profit	[1]	21,811		24,477		25,210
Operating expenses		11,581	[2]	12,704	[1]	13,347	[3]
Depreciation and amortization		2,237		2,127		2,112
Adjusted EBITDA		12,467		13,900		13,975
VAYA Pharma [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues		11,214		8,471		5,641
Cost of revenues	[1]	2,382		1,506		1,435
Gross profit	[1]	8,832		6,965		4,206
Operating expenses		17,591	[2]	10,356	[1]	6,957	[3]
Depreciation and amortization		490		200		196
Adjusted EBITDA		$ (8,269)		$ (3,191)		$ (2,555)

[1]	Including depreciation and amortization but excluding share-based compensation expense.
[2]	Including depreciation and amortization but excluding share-based compensation expense, business development related expenses and a provision for bad debt related to payment intermediator.
[3]	Including depreciation and amortization, but excluding share-based compensation and Secondary offering expenses.
[4]	Provision for bad debt related to payment intermediator.
[5]	Representing the change from proportionate consolidation to the equity method of accounting.